Fair Value Measurements (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Private warrants outstanding	3,950,311	3,950,311
Warrant price per share (in Dollars per share)	$ 1.21